American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Equity ETF (AVDS)
November 30, 2023

Avantis International Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 8.8%
29Metals Ltd.(1)	606	198
Accent Group Ltd.	1,339	1,597
Adairs Ltd.	375	384
Adbri Ltd.(1)	2,001	2,699
Aeris Resources Ltd.(1)	1,234	89
Alkane Resources Ltd.(1)	850	374
Altium Ltd.	498	14,774
Alumina Ltd.(1)	10,269	4,938
AMP Ltd.	11,949	7,370
Ansell Ltd.	540	8,455
Appen Ltd.(1)	409	168
ARB Corp. Ltd.	339	7,037
Ardent Leisure Group Ltd.(1)	646	181
Aurelia Metals Ltd.(1)	4,477	324
Aussie Broadband Ltd.(1)	748	1,882
Austal Ltd.	1,699	2,101
Australian Clinical Labs Ltd.	514	888
Australian Ethical Investment Ltd.	129	419
Azure Minerals Ltd.(1)	981	2,553
Baby Bunting Group Ltd.	300	331
Bank of Queensland Ltd.	2,484	9,027
Beach Energy Ltd.	7,150	6,966
Bega Cheese Ltd.	933	1,967
Bendigo & Adelaide Bank Ltd.	1,251	7,361
Berkeley Energia Ltd.(1)	1,156	279
Boral Ltd.(1)	1,774	5,810
Brickworks Ltd.	361	5,985
Bubs Australia Ltd.(1)	596	45
Capricorn Metals Ltd.(1)	1,311	4,128
Cettire Ltd.(1)	1,075	2,194
Challenger Ltd.	1,953	7,639
Champion Iron Ltd.	1,389	6,932
Clinuvel Pharmaceuticals Ltd.	57	666
Codan Ltd.	259	1,556
Collins Foods Ltd.	547	4,073
Cooper Energy Ltd.(1)	8,724	606
Coronado Global Resources, Inc.	2,476	2,670
Costa Group Holdings Ltd.	1,710	3,504
Credit Corp. Group Ltd.	294	2,504
CSR Ltd.	1,947	7,540
Data#3 Ltd.	580	3,004
Delta Lithium Ltd.(1)	2,440	765
Deterra Royalties Ltd.	1,852	6,056
DGL Group Ltd. AU(1)	232	126
Domino's Pizza Enterprises Ltd.	162	5,750
Eagers Automotive Ltd.	735	6,502
Elders Ltd.	423	2,052
Electro Optic Systems Holdings Ltd.(1)	639	366
EML Payments Ltd.(1)	1,549	877

Estia Health Ltd.	1,207	2,451
EVT Ltd.	391	2,811
FleetPartners Group Ltd.(1)	1,302	2,424
Galan Lithium Ltd.(1)	759	306
Global Lithium Resources Ltd.(1)	357	300
Gold Road Resources Ltd.	4,392	5,623
GrainCorp Ltd., A Shares	972	4,898
Grange Resources Ltd.	1,209	343
GWA Group Ltd.	810	1,051
Hansen Technologies Ltd.	738	2,605
Harvey Norman Holdings Ltd.	1,918	4,980
Hastings Technology Metals Ltd.(1)	171	77
Helia Group Ltd.	1,672	4,556
Helloworld Travel Ltd.	430	727
Iluka Resources Ltd.	1,870	8,492
Imdex Ltd.	1,509	1,801
Immutep Ltd.(1)	2,425	469
Inghams Group Ltd.	1,626	4,078
Insignia Financial Ltd.	2,253	3,131
Integral Diagnostics Ltd.	406	478
Invictus Energy Ltd.(1)	3,015	328
ioneer Ltd.(1)	4,246	434
IPH Ltd.	922	4,146
IRESS Ltd.	772	3,581
JB Hi-Fi Ltd.	483	15,249
Jervois Global Ltd.(1)	3,472	94
Johns Lyng Group Ltd.	822	3,210
Judo Capital Holdings Ltd.(1)	2,464	1,457
Jumbo Interactive Ltd.	229	2,056
Karoon Energy Ltd.(1)	2,603	3,426
Kelsian Group Ltd.	864	3,782
Kogan.com Ltd.(1)	387	1,337
Lake Resources NL(1)	2,824	243
Lindian Resources Ltd.(1)	2,923	310
Lindsay Australia Ltd.	1,144	853
Link Administration Holdings Ltd.	2,172	1,963
Lovisa Holdings Ltd.	172	2,179
MA Financial Group Ltd.	217	744
Maas Group Holdings Ltd.	351	822
Magellan Financial Group Ltd.	705	3,464
Mayne Pharma Group Ltd.	334	1,150
McMillan Shakespeare Ltd.	285	3,353
Megaport Ltd.(1)	567	3,644
Mesoblast Ltd.(1)	3,564	956
Metals X Ltd.(1)	1,518	260
Metcash Ltd.	4,044	9,667
MMA Offshore Ltd.(1)	1,692	1,768
Monadelphous Group Ltd.	352	3,289
Mount Gibson Iron Ltd.(1)	1,416	485
Myer Holdings Ltd.	1,635	561
MyState Ltd.	175	355
Neometals Ltd.(1)	376	50
Netwealth Group Ltd.	561	5,512
New Hope Corp. Ltd.	2,481	8,500
NextEd Group Ltd.(1)	876	417

nib holdings Ltd.	2,244	11,240
Nick Scali Ltd.	217	1,574
Nickel Industries Ltd.	7,258	3,438
Nine Entertainment Co. Holdings Ltd.	6,213	7,929
Novonix Ltd.(1)	852	387
NRW Holdings Ltd.	1,446	2,664
Nufarm Ltd.	1,423	4,452
OFX Group Ltd.(1)	982	931
Omni Bridgeway Ltd.(1)	630	645
oOh!media Ltd.	2,313	2,200
Orora Ltd.	5,739	9,615
Paladin Energy Ltd.(1)	12,427	7,944
Panoramic Resources Ltd.(1)	1,504	35
PeopleIN Ltd.	96	80
Perenti Ltd.(1)	3,277	2,268
Perpetual Ltd.	480	7,127
Perseus Mining Ltd.	4,296	5,438
PEXA Group Ltd.(1)	550	4,341
Pinnacle Investment Management Group Ltd.	574	3,335
Platinum Asset Management Ltd.	1,858	1,506
Premier Investments Ltd.	309	4,977
PWR Holdings Ltd.	244	1,606
Qube Holdings Ltd.	7,353	14,160
Ramelius Resources Ltd.	5,512	6,188
Red 5 Ltd.(1)	10,774	2,480
Regis Resources Ltd.(1)	3,328	4,254
Reliance Worldwide Corp. Ltd.	3,721	9,450
Resolute Mining Ltd.(1)	11,160	3,196
Ridley Corp. Ltd.	1,023	1,552
Sandfire Resources Ltd.(1)	2,052	8,286
Select Harvests Ltd.	510	1,138
Service Stream Ltd.	2,931	1,739
Sigma Healthcare Ltd.	4,443	2,054
Silver Lake Resources Ltd.(1)	1,320	948
Sims Ltd.	718	6,320
SiteMinder Ltd.(1)	591	1,890
SmartGroup Corp. Ltd.	640	3,635
St. Barbara Ltd.(1)	2,133	296
Stanmore Resources Ltd.(1)	799	2,039
Star Entertainment Group Ltd. (Sydney)(1)	6,049	2,095
Strandline Resources Ltd.(1)	970	61
Strike Energy Ltd.(1)	7,716	2,067
Super Retail Group Ltd.	694	6,362
Syrah Resources Ltd.(1)	1,363	570
Technology One Ltd.	1,318	13,635
Terracom Ltd.	1,480	312
Ventia Services Group Pty Ltd.	2,991	5,934
Viva Energy Group Ltd.	3,949	8,007
Vulcan Energy Resources Ltd.(1)	261	434
Webjet Ltd.(1)	1,632	7,076
West African Resources Ltd.(1)	2,977	1,832
Westgold Resources Ltd.(1)	2,209	3,105
Xanadu Mines Ltd.(1)	4,674	170
		509,975

Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	270	7,242
DO & CO. AG	85	11,655
Lenzing AG(1)	127	4,831
Oesterreichische Post AG	343	11,752
Porr Ag	225	2,947
Schoeller-Bleckmann Oilfield Equipment AG	49	2,214
UNIQA Insurance Group AG	1,266	10,435
		51,076
Belgium — 1.3%
Bekaert SA	259	12,022
bpost SA	567	2,853
Euronav NV	435	7,793
Fagron	552	10,460
Galapagos NV, ADR(1)	301	11,266
KBC Ancora	14	553
Kinepolis Group NV	111	5,498
Ontex Group NV(1)	460	3,513
Proximus SADP	687	6,593
Tessenderlo Group SA	169	5,078
VGP NV	91	9,368
		74,997
Canada — 9.6%
5N Plus, Inc.(1)	150	365
Advantage Energy Ltd.(1)	600	4,112
Aecon Group, Inc.	300	2,547
Africa Oil Corp.	1,950	3,636
AG Growth International, Inc.	150	5,595
AGF Management Ltd., Class B	150	803
Alamos Gold, Inc., Class A	1,350	20,007
Algoma Steel Group, Inc.	300	2,525
Altius Minerals Corp.	150	2,152
Argonaut Gold, Inc.(1)	1,500	475
Aris Mining Corp.(1)	300	957
Atco Ltd., Class I	300	8,191
Athabasca Oil Corp.(1)	1,950	5,576
Atrium Mortgage Investment Corp.	150	1,116
ATS Corp.(1)	300	11,808
B2Gold Corp.	4,500	15,188
Badger Infrastructure Solution	150	4,528
Ballard Power Systems, Inc.(1)	450	1,602
Birchcliff Energy Ltd.	900	4,311
Bitfarms Ltd.(1)	900	1,300
Boralex, Inc., A Shares	300	6,816
Calibre Mining Corp.(1)	1,350	1,293
Canada Goose Holdings, Inc.(1)	150	1,664
Canadian Western Bank	300	6,478
Canfor Corp.(1)	150	1,774
Capital Power Corp.	450	12,237
Capstone Copper Corp.(1)	1,350	5,531
Cardinal Energy Ltd.	450	2,235
Cascades, Inc.	300	2,715
Celestica, Inc.(1)	450	12,124
Centerra Gold, Inc.	750	4,593
CES Energy Solutions Corp.	900	2,288

Chorus Aviation, Inc.(1)	300	489
CI Financial Corp.	600	6,217
Colliers International Group, Inc.	150	15,609
Computer Modelling Group Ltd.	300	2,229
Converge Technology Solutions Corp.	300	880
Corus Entertainment, Inc., B Shares	300	128
Crescent Point Energy Corp.	1,950	13,724
Crew Energy, Inc.(1)	600	2,127
Definity Financial Corp.	300	8,173
Doman Building Materials Group Ltd.	300	1,479
DREAM Unlimited Corp., Class A	150	2,232
Dundee Precious Metals, Inc.	600	4,431
Dye & Durham Ltd.	150	1,529
Eldorado Gold Corp. (Toronto)(1)	750	9,844
Encore Energy Corp.(1)	231	901
Enerflex Ltd.	300	1,287
Enerplus Corp.	600	9,529
Ensign Energy Services, Inc.(1)	300	460
EQB, Inc.	150	8,445
Equinox Gold Corp.(1)	1,050	5,749
ERO Copper Corp.(1)	300	3,697
Fiera Capital Corp.	150	537
First Majestic Silver Corp.	600	3,586
Fission Uranium Corp.(1)	750	558
Fortuna Silver Mines, Inc.(1)	750	2,907
Freehold Royalties Ltd.	450	4,620
Frontera Energy Corp.(1)	150	940
Gear Energy Ltd.	750	370
Gibson Energy, Inc.	450	6,792
GoGold Resources, Inc.(1)	600	637
GoldMining, Inc.(1)	300	270
Headwater Exploration, Inc.	750	3,924
Hudbay Minerals, Inc.	1,050	4,767
Hut 8 Mining Corp.(1)	900	1,724
i-80 Gold Corp.(1)	450	723
IAMGOLD Corp.(1)	1,650	4,183
Interfor Corp.(1)	150	2,295
International Petroleum Corp.(1)	150	1,824
Journey Energy, Inc.(1)	150	450
Karora Resources, Inc.(1)	300	1,063
Kelt Exploration Ltd.(1)	750	3,709
Kingsway Financial Services, Inc.(1)	33	242
Labrador Iron Ore Royalty Corp.	150	3,475
Laurentian Bank of Canada	150	2,857
Lightspeed Commerce, Inc.(1)	450	7,229
Linamar Corp.	150	6,368
Lion Electric Co.(1)	300	484
Lundin Gold, Inc.	450	5,405
Major Drilling Group International, Inc.(1)	150	852
Maple Leaf Foods, Inc.	300	5,335
Marathon Gold Corp.(1)	750	431
Martinrea International, Inc.	300	2,649
MDA Ltd.(1)	450	3,814
Methanex Corp.	150	6,403
Mullen Group Ltd.	300	2,901

Neo Performance Materials, Inc.	150	814
New Gold, Inc.(1)	2,400	3,325
North American Construction Group Ltd.	150	3,087
North West Co., Inc.	150	3,954
Northland Power, Inc.	450	7,316
NuVista Energy Ltd.(1)	600	5,182
Obsidian Energy Ltd.(1)	300	2,266
OceanaGold Corp.	2,550	4,473
Onex Corp.	150	10,147
Paramount Resources Ltd., A Shares	300	5,907
Parex Resources, Inc.	450	9,229
Parkland Corp.	300	9,818
Pason Systems, Inc.	150	1,592
Pet Valu Holdings Ltd.	150	2,944
Peyto Exploration & Development Corp.	600	5,531
Pine Cliff Energy Ltd.	900	942
Pizza Pizza Royalty Corp.	150	1,564
PrairieSky Royalty Ltd.	450	8,267
Primo Water Corp.	450	6,470
Quipt Home Medical Corp.(1)	135	634
Real Matters, Inc.(1)	300	1,218
Rogers Sugar, Inc.	300	1,194
Russel Metals, Inc.	300	8,463
Sandstorm Gold Ltd.	900	4,557
Savaria Corp.	150	1,597
Seabridge Gold, Inc.(1)	300	3,710
Secure Energy Services, Inc.	600	3,586
ShawCor Ltd.(1)	300	3,062
Silvercorp Metals, Inc.	600	1,729
Sleep Country Canada Holdings, Inc.	150	2,620
Spartan Delta Corp.	450	1,001
Spin Master Corp., VTG Shares	150	3,648
SSR Mining, Inc.	600	7,079
Stelco Holdings, Inc.	150	4,876
StorageVault Canada, Inc.	750	2,581
Strathcona Resources Ltd.(1)	9	148
Superior Plus Corp.	750	5,472
Surge Energy, Inc.	150	851
Tamarack Valley Energy Ltd.	1,200	3,254
Timbercreek Financial Corp.	300	1,426
Torex Gold Resources, Inc.(1)	300	3,228
Total Energy Services, Inc.	150	872
TransAlta Corp.	750	6,102
Trican Well Service Ltd.	750	2,277
Tricon Residential, Inc. (Toronto)	900	7,090
Valeura Energy, Inc.(1)	150	401
Vermilion Energy, Inc.	450	5,684
Victoria Gold Corp.(1)	150	746
Viemed Healthcare, Inc.(1)	150	1,163
Wajax Corp.	150	2,955
Westshore Terminals Investment Corp.	150	2,876
Whitecap Resources, Inc.	1,800	12,443
Winpak Ltd.	150	4,332
		555,728

Denmark — 1.9%
Alm Brand A/S	2,551	4,194
Bavarian Nordic A/S(1)	211	5,141
cBrain A/S	22	791
Chemometec A/S	39	1,954
D/S Norden A/S	99	4,492
Dfds A/S	154	4,764
GN Store Nord AS(1)	460	10,826
Green Hydrogen Systems A/S(1)	163	164
H+H International A/S, B Shares(1)	34	381
ISS A/S	672	11,575
Netcompany Group A/S(1)	184	5,884
Nilfisk Holding A/S(1)	16	255
NKT A/S(1)	235	14,593
NTG Nordic Transport Group A/S(1)	37	1,507
Per Aarsleff Holding A/S	81	3,832
Ringkjoebing Landbobank A/S	120	16,654
Schouw & Co. A/S	55	4,303
Solar A/S, B Shares	19	1,204
Spar Nord Bank A/S	310	4,710
Sydbank AS	261	11,471
TORM PLC, Class A	147	4,187
		112,882
Finland — 1.2%
Citycon Oyj(1)	567	3,212
Enento Group Oyj(1)	130	2,459
Finnair Oyj(1)	4,791	194
F-Secure Oyj	603	1,204
Harvia Oyj	123	3,349
Kemira Oyj	801	13,473
Kojamo Oyj	370	4,124
Musti Group Oyj(1)	231	6,623
Nokian Renkaat Oyj	625	5,083
Outokumpu Oyj	2,658	12,524
Puuilo Oyj	426	4,043
QT Group Oyj(1)	36	2,494
Revenio Group Oyj	144	3,622
Tokmanni Group Corp.	342	4,810
WithSecure Oyj(1)	618	661
YIT Oyj	691	1,449
		69,324
France — 3.5%
APERAM SA	348	11,593
Atos SE(1)	967	6,181
Boiron SA	40	1,791
Cie des Alpes	138	2,121
Cie Plastic Omnium SE	390	4,849
Clariane SE	301	710
Coface SA	822	10,000
Derichebourg SA	612	3,188
Equasens	42	2,694
Eramet SA	61	4,704
Etablissements Maurel et Prom SA	427	3,003
Euroapi SA(1)	219	1,242
Eutelsat Communications SA(1)	937	3,868

Fnac Darty SA	75	2,154
Genfit SA(1)	285	946
ID Logistics Group SACA(1)	18	5,683
Imerys SA	231	6,725
IPSOS SA	256	13,801
Kalray SADIR(1)	55	1,404
Kaufman & Broad SA	79	2,441
Maisons du Monde SA	148	754
McPhy Energy SA(1)	105	409
Metropole Television SA	169	2,307
Nexans SA	142	11,181
OVH Groupe SAS(1)	132	1,269
Quadient SA	134	2,717
ReWorld Media SA(1)	123	457
Rubis SCA	645	15,681
Seche Environnement SACA	16	1,838
SES SA	2,152	12,798
SMCP SA(1)	357	1,353
Societe BIC SA	159	10,700
Solutions 30 SE(1)	727	1,872
Television Francaise 1 SA	285	2,195
Trigano SA	60	9,263
Ubisoft Entertainment SA(1)	423	12,039
Vallourec SACA(1)	813	11,962
Valneva SE(1)	214	1,238
Vicat SACA	145	5,209
Voltalia SA(1)	253	2,664
X-Fab Silicon Foundries SE(1)	468	5,375
		202,379
Germany — 4.4%
1&1 AG	99	1,810
7C Solarparken AG	213	818
About You Holding SE(1)	96	474
Adesso SE	6	641
ADLER Group SA(1)	204	78
Adtran Networks SE(1)	57	1,239
Amadeus Fire AG	19	2,505
Aroundtown SA(1)	1,510	3,556
Atoss Software AG	16	3,748
Aurubis AG	100	8,271
Auto1 Group SE(1)	334	2,109
Basler AG	17	175
BayWa AG	48	1,553
Befesa SA	87	3,052
Bijou Brigitte AG	15	685
Bilfinger SE	97	3,744
Borussia Dortmund GmbH & Co. KGaA(1)	274	1,088
BRANICKS Group AG	82	283
CANCOM SE	130	3,892
CECONOMY AG(1)	508	1,218
Cewe Stiftung & Co. KGAA	18	1,922
Cliq Digital AG	19	389
CompuGroup Medical SE & Co. KgaA	96	3,697
CropEnergies AG	82	642
Dermapharm Holding SE	73	3,240

Deutsche Pfandbriefbank AG	456	2,811
Deutz AG	454	2,150
Draegerwerk AG & Co. KGaA	10	487
Draegerwerk AG & Co. KGaA, Preference Shares	30	1,690
Duerr AG	181	3,990
Elmos Semiconductor SE	19	1,643
ElringKlinger AG	99	633
Encavis AG(1)	351	5,226
Energiekontor AG	27	1,945
Evotec SE(1)	486	9,853
Fielmann AG	108	5,692
flatexDEGIRO AG(1)	261	3,041
Formycon AG(1)	15	1,079
Fraport AG Frankfurt Airport Services Worldwide(1)	130	7,436
Freenet AG	432	12,122
Friedrich Vorwerk Group SE	25	353
Gerresheimer AG	153	14,497
GFT Technologies SE	44	1,550
Grand City Properties SA(1)	195	1,933
GRENKE AG	102	2,551
Hamburger Hafen und Logistik AG(1)	61	1,082
Heidelberger Druckmaschinen AG(1)	715	984
HelloFresh SE(1)	178	2,729
Hensoldt AG	192	5,051
Hornbach Holding AG & Co. KGaA	33	2,133
Hypoport SE(1)	9	1,343
Indus Holding AG	72	1,581
Instone Real Estate Group SE	57	382
JOST Werke SE	45	2,038
Jungheinrich AG, Preference Shares	168	5,468
K+S AG	499	7,401
Kontron AG	133	3,172
Krones AG	51	5,762
Lanxess AG	163	3,965
LPKF Laser & Electronics SE(1)	57	608
Medios AG(1)	39	735
METRO AG(1)	418	2,801
Mutares SE & Co. KGaA	57	1,981
Nagarro SE(1)	21	1,910
Norma Group SE	108	1,828
Patrizia SE	145	1,113
ProSiebenSat.1 Media SE	574	3,618
PVA TePla AG(1)	46	972
Salzgitter AG	85	2,521
Schaeffler AG, Preference Shares	448	2,480
SGL Carbon SE(1)	211	1,399
Siltronic AG	67	6,384
SMA Solar Technology AG(1)	63	3,835
Stabilus SE	85	5,319
Steico SE	10	321
STO SE & Co. KGaA, Preference Shares	9	1,192
Stroeer SE & Co. KGaA	121	7,047
Suedzucker AG	231	3,535
SUESS MicroTec SE	25	726
TAG Immobilien AG(1)	585	8,015

Takkt AG	58	824
TeamViewer SE(1)	478	6,933
United Internet AG	7	157
Varta AG(1)	49	1,070
VERBIO Vereinigte BioEnergie AG	40	1,375
VIB Vermoegen AG(1)	19	254
Vitesco Technologies Group AG, Class A(1)	79	8,074
Wacker Neuson SE	115	2,131
		253,760
Hong Kong — 1.5%
Bright Smart Securities & Commodities Group Ltd.	6,000	1,021
Cafe de Coral Holdings Ltd.	2,000	2,459
CITIC Telecom International Holdings Ltd.	12,000	4,599
Cowell e Holdings, Inc.(1)	1,000	2,513
EC Healthcare	1,000	267
First Pacific Co. Ltd.	14,000	5,552
Giordano International Ltd.	8,000	2,734
Hang Lung Group Ltd.	6,000	8,031
HKBN Ltd.	5,000	2,176
Hong Kong Aerospace Technology Group Ltd.(1)	1,800	913
Hong Kong Technology Venture Co. Ltd.(1)	3,000	947
Hysan Development Co. Ltd.	3,000	5,625
IGG, Inc.(1)	3,000	1,271
Johnson Electric Holdings Ltd.	2,000	3,095
JS Global Lifestyle Co. Ltd.	9,000	1,523
Luk Fook Holdings International Ltd.	1,000	2,790
Man Wah Holdings Ltd.	2,400	1,608
Pacific Basin Shipping Ltd.	37,000	11,227
Pacific Textiles Holdings Ltd.	4,000	745
SUNeVision Holdings Ltd.	1,000	367
Television Broadcasts Ltd.(1)	2,700	1,143
Texhong International Group Ltd.(1)	1,500	1,013
Theme International Holdings Ltd.(1)	30,000	2,226
United Laboratories International Holdings Ltd.	8,000	8,203
Value Partners Group Ltd.	3,000	937
Vitasoy International Holdings Ltd.	2,000	2,177
VTech Holdings Ltd.	1,000	5,897
Yue Yuen Industrial Holdings Ltd.	5,000	5,733
		86,792
Ireland — 0.3%
Cairn Homes PLC	1,455	2,017
Dalata Hotel Group PLC	495	2,222
Glanbia PLC	513	8,676
Glenveagh Properties PLC(1)	1,356	1,584
Origin Enterprises PLC	145	547
Uniphar PLC	468	1,157
		16,203
Israel — 2.6%
Africa Israel Residences Ltd.	22	1,144
Airport City Ltd.(1)	231	3,619
Alony Hetz Properties & Investments Ltd.	438	2,987
Altshuler Shaham Finance Ltd.	240	347
Amot Investments Ltd.	793	4,037
Ashdod Refinery Ltd.(1)	34	759
AudioCodes Ltd.	94	1,065

Aura Investments Ltd.	429	1,082
Azorim-Investment Development & Construction Co. Ltd.(1)	253	959
Big Shopping Centers Ltd.(1)	42	3,754
Blue Square Real Estate Ltd.	18	1,133
Caesarstone Ltd.(1)	55	223
Cellcom Israel Ltd.(1)	238	816
Ceragon Networks Ltd.(1)	247	467
Clal Insurance Enterprises Holdings Ltd.(1)	226	3,328
Cognyte Software Ltd.(1)	231	1,185
Danel Adir Yeoshua Ltd.	21	1,689
Danya Cebus Ltd.	15	390
Delek Group Ltd.	39	5,029
Delta Galil Ltd.	39	1,501
Direct Finance of Direct Group 2006 Ltd.	4	409
Doral Group Renewable Energy Resources Ltd.(1)	292	436
Elco Ltd.	22	623
Electra Consumer Products 1970 Ltd.	36	711
Electra Ltd.	7	2,657
Energix-Renewable Energies Ltd.	985	3,111
Fattal Holdings 1998 Ltd.(1)	28	2,876
FIBI Holdings Ltd.	66	2,847
Formula Systems 1985 Ltd.	33	1,974
Fox Wizel Ltd.	27	1,728
G City Ltd.	310	980
Gilat Satellite Networks Ltd.(1)	198	1,261
Hagag Group Real Estate Development(1)	78	256
Harel Insurance Investments & Financial Services Ltd.	396	2,951
Hilan Ltd.	51	2,608
Inmode Ltd.(1)	184	4,370
Isracard Ltd.	826	3,228
Israel Canada T.R Ltd.	463	1,149
Israel Corp. Ltd.(1)	10	2,507
Israel Land Development Co. Ltd.	36	295
Isras Investment Co. Ltd.	6	1,132
Ituran Location & Control Ltd.	45	1,208
Kenon Holdings Ltd.	67	1,479
Kornit Digital Ltd.(1)	183	3,402
Kvutzat Acro Ltd.	57	569
M Yochananof & Sons Ltd.	16	600
Magic Software Enterprises Ltd.	85	784
Matrix IT Ltd.	126	2,353
Mega Or Holdings Ltd.	64	1,205
Menora Mivtachim Holdings Ltd.	75	1,768
Migdal Insurance & Financial Holdings Ltd.	1,446	1,644
Mivne Real Estate KD Ltd.	1,918	5,045
Nano Dimension Ltd., ADR(1)	859	1,976
Nano-X Imaging Ltd.(1)	196	1,313
Next Vision Stabilized Systems Ltd.	195	1,429
Oil Refineries Ltd.	14,424	4,529
One Software Technologies Ltd.	139	1,735
Partner Communications Co. Ltd.(1)	237	1,036
Paz Oil Co. Ltd.(1)	34	2,912
Perion Network Ltd.(1)	142	4,085
Phoenix Holdings Ltd.	595	5,670
Prashkovsky Investments & Construction Ltd.	24	507

Priortech Ltd.(1)	38	1,206
Property & Building Corp. Ltd.(1)	4	178
Protalix BioTherapeutics, Inc.(1)	127	192
Radware Ltd.(1)	127	1,937
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30	1,693
Retailors Ltd.	73	1,306
Riskified Ltd., Class A(1)	219	878
Sapiens International Corp. NV	117	2,967
Shapir Engineering & Industry Ltd.	471	2,813
Shikun & Binui Ltd.(1)	598	1,559
Shufersal Ltd.(1)	916	4,187
Silicom Ltd.(1)	7	114
Strauss Group Ltd.(1)	159	3,052
Summit Real Estate Holdings Ltd.(1)	126	1,597
Tadiran Group Ltd.	6	355
Taro Pharmaceutical Industries Ltd.(1)	37	1,332
Tel Aviv Stock Exchange Ltd.(1)	310	1,702
WalkMe Ltd.(1)	69	678
YH Dimri Construction & Development Ltd.	25	1,619
ZIM Integrated Shipping Services Ltd.	324	2,268
		150,505
Italy — 3.5%
ACEA SpA	246	3,361
Anima Holding SpA	738	3,117
Arnoldo Mondadori Editore SpA	780	1,759
Azimut Holding SpA	589	14,324
Banca IFIS SpA	162	2,773
Banca Monte dei Paschi di Siena SpA(1)	2,982	10,131
Banca Popolare di Sondrio SpA	2,509	15,551
BFF Bank SpA	1,321	15,135
Biesse SpA	36	447
Cementir Holding NV	286	2,743
Credito Emiliano SpA	529	4,704
d'Amico International Shipping SA	271	1,605
Danieli & C Officine Meccaniche SpA	75	2,226
Danieli & C Officine Meccaniche SpA, Preference Shares	237	5,236
Datalogic SpA	78	513
De' Longhi SpA	459	14,159
Digital Bros SpA	24	262
doValue SpA	181	578
El.En. SpA	193	1,955
Enav SpA	1,600	5,718
Esprinet SpA	123	648
Fincantieri SpA(1)	1,866	1,081
Iren SpA	3,982	8,851
Iveco Group NV(1)	1,105	8,989
Maire Tecnimont SpA	885	4,145
MFE-MediaForEurope NV, Class A	1,336	3,241
MFE-MediaForEurope NV, Class B	432	1,486
OVS SpA	1,395	3,020
Piaggio & C SpA	960	2,774
RAI Way SpA	633	3,366
Safilo Group SpA(1)	1,009	902
Saipem SpA(1)	5,271	8,473
Salcef Group SpA	117	2,999

Salvatore Ferragamo SpA	208	2,633
Sanlorenzo SpA	84	3,647
Saras SpA	2,853	4,638
Sesa SpA	42	4,848
Spaxs SpA	273	1,578
Tamburi Investment Partners SpA	763	7,136
Technogym SpA	771	6,711
Unieuro SpA	94	932
Unipol Gruppo SpA	1,215	6,970
Webuild SpA	2,451	4,937
Wiit SpA	66	1,296
		201,598
Japan — 28.8%
77 Bank Ltd.	200	4,657
A&D HOLON Holdings Co. Ltd.	100	1,265
Access Co. Ltd.(1)	100	494
Adastria Co. Ltd.	100	2,568
ADEKA Corp.	300	5,827
Aeon Delight Co. Ltd.	100	2,374
AEON Financial Service Co. Ltd.	400	3,427
Aeon Hokkaido Corp.	100	603
Ahresty Corp.	100	554
Ai Holdings Corp.	100	1,673
Aica Kogyo Co. Ltd.	100	2,249
Aichi Corp.	100	631
Aichi Financial Group, Inc.	100	1,588
Aichi Steel Corp.	100	2,327
Aichi Tokei Denki Co. Ltd.	100	1,587
Aida Engineering Ltd.	100	588
Aiful Corp.	700	1,794
Airtrip Corp.	100	1,063
Aisan Industry Co. Ltd.	100	888
Akebono Brake Industry Co. Ltd.(1)	100	80
Akita Bank Ltd.	100	1,337
Alconix Corp.	100	893
Alpen Co. Ltd.	100	1,317
Alps Alpine Co. Ltd.	700	6,128
Altech Corp.	100	1,842
Amano Corp.	300	6,365
Amvis Holdings, Inc.	100	1,942
Anicom Holdings, Inc.	300	1,226
Anritsu Corp.	200	1,733
Anycolor, Inc.(1)	100	2,600
AOKI Holdings, Inc.	100	800
Aoyama Trading Co. Ltd.	100	1,071
Aoyama Zaisan Networks Co. Ltd.	100	720
Aozora Bank Ltd.	400	8,228
Arata Corp.	100	4,227
Arclands Corp.	387	4,307
Arcs Co. Ltd.	100	1,836
ARE Holdings, Inc.	300	3,866
Arisawa Manufacturing Co. Ltd.	100	740
Artner Co. Ltd.	100	1,224
Aruhi Corp.	100	565
AS One Corp.	100	3,430

Asahi Co. Ltd.	100	888
Asahi Diamond Industrial Co. Ltd.	100	622
Asanuma Corp.	100	2,498
Asia Pile Holdings Corp.	100	478
ASKUL Corp.	100	1,460
Asukanet Co. Ltd.	100	457
Atom Corp.(1)	400	2,435
Autobacs Seven Co. Ltd.	300	3,130
Avant Group Corp.	100	1,006
Avex, Inc.	100	940
Awa Bank Ltd.	100	1,689
Axial Retailing, Inc.	100	2,632
AZ-Com Maruwa Holdings, Inc.	100	1,016
Bando Chemical Industries Ltd.	100	1,057
Bank of Iwate Ltd.	100	1,675
Bank of the Ryukyus Ltd.	200	1,516
Bell System24 Holdings, Inc.(1)	100	1,125
Belluna Co. Ltd.	100	423
Benefit One, Inc.	100	1,023
Benesse Holdings, Inc.	100	1,762
BML, Inc.	100	1,984
BrainPad, Inc.	100	692
Bunka Shutter Co. Ltd.	200	1,867
Bushiroad, Inc.	100	319
Business Brain Showa-Ota, Inc.	100	1,442
Canon Electronics, Inc.	100	1,332
Carenet, Inc.	100	568
Carlit Holdings Co. Ltd.	100	639
Central Glass Co. Ltd.	100	1,841
Chiba Kogyo Bank Ltd.	200	1,125
Chofu Seisakusho Co. Ltd.	100	1,423
Chori Co. Ltd.	100	1,882
Chubu Steel Plate Co. Ltd.	100	1,331
Chudenko Corp.	100	1,643
Chugin Financial Group, Inc.	500	3,580
CI Takiron Corp.	100	398
Citizen Watch Co. Ltd.	900	5,291
CKD Corp.	100	1,633
CMK Corp.	200	1,017
Coca-Cola Bottlers Japan Holdings, Inc.	600	8,227
COLOPL, Inc.	100	412
Colowide Co. Ltd.	300	4,529
Computer Engineering & Consulting Ltd.	100	1,214
Comture Corp.	100	1,362
Cosel Co. Ltd.	100	856
Create Restaurants Holdings, Inc.	400	2,825
Create SD Holdings Co. Ltd.	100	2,067
Cresco Ltd.	100	1,291
Curves Holdings Co. Ltd.	100	451
Cybozu, Inc.	100	1,402
Dai-Dan Co. Ltd.	300	2,999
Daido Steel Co. Ltd.	100	4,631
Daiei Kankyo Co. Ltd.	100	1,568
Daihatsu Diesel Manufacturing Co. Ltd.	100	665
Daiichikosho Co. Ltd.	300	4,535

Daiki Aluminium Industry Co. Ltd.	100	817
Daikyonishikawa Corp.	100	521
Daiseki Co. Ltd.	100	2,649
Daishi Hokuetsu Financial Group, Inc.	100	2,671
Daishinku Corp.	100	573
Daito Pharmaceutical Co. Ltd.	110	1,447
Daiwabo Holdings Co. Ltd.	400	7,868
DCM Holdings Co. Ltd.	400	3,453
Dear Life Co. Ltd.	100	592
Demae Can Co. Ltd.(1)	100	273
DeNA Co. Ltd.	100	1,016
Denka Co. Ltd.	300	5,369
Denyo Co. Ltd.	100	1,460
Dexerials Corp.	100	3,139
DIC Corp.	300	4,938
Digital Arts, Inc.	100	3,252
Digital Garage, Inc.	100	2,090
Dip Corp.	100	2,138
Doshisha Co. Ltd.	100	1,428
Doutor Nichires Holdings Co. Ltd.	100	1,484
Dowa Holdings Co. Ltd.	200	7,105
DTS Corp.	100	2,380
Duskin Co. Ltd.	100	2,202
Eagle Industry Co. Ltd.	100	1,121
Earth Infinity Co. Ltd.	100	56
EDION Corp.	300	3,006
eGuarantee, Inc.	100	1,315
Ehime Bank Ltd.	100	682
Eiken Chemical Co. Ltd.	100	1,114
Eizo Corp.	100	3,297
Elan Corp.	100	689
Elecom Co. Ltd.	200	2,194
EM Systems Co. Ltd.	100	480
en Japan, Inc.	100	1,750
ENECHANGE Ltd.(1)	100	716
ESPEC Corp.	100	1,598
euglena Co. Ltd.(1)	200	1,009
Exedy Corp.	100	1,724
Ezaki Glico Co. Ltd.	100	2,760
Fancl Corp.	200	3,082
FCC Co. Ltd.	100	1,236
Ferrotec Holdings Corp.	100	2,020
Fibergate, Inc.	100	650
FIDEA Holdings Co. Ltd.	100	993
First Bank of Toyama Ltd.	200	1,068
Fixstars Corp.	100	917
Food & Life Cos. Ltd.	300	5,804
Foster Electric Co. Ltd.	100	752
FP Corp.	100	1,886
France Bed Holdings Co. Ltd.	100	845
Fronteo, Inc.(1)	100	479
Fudo Tetra Corp.	100	1,481
Fuji Co. Ltd.	100	1,266
Fuji Corp./Aichi	300	5,087
Fuji Kyuko Co. Ltd.	100	2,926

Fuji Oil Co. Ltd.	400	983
Fuji Oil Holdings, Inc.	100	1,573
Fuji Seal International, Inc.	100	1,134
Fuji Soft, Inc.	100	4,045
Fujicco Co. Ltd.	100	1,308
Fujikura Composites, Inc.	100	958
Fujikura Ltd.	1,000	7,707
Fujimi, Inc.	300	5,935
Fujimori Kogyo Co. Ltd.	100	2,627
Fujitec Co. Ltd.	100	2,317
Fukuyama Transporting Co. Ltd.	100	2,483
Funai Soken Holdings, Inc.	100	1,705
Furukawa Co. Ltd.	100	1,267
Furukawa Electric Co. Ltd.	300	4,828
Furuno Electric Co. Ltd.	100	1,225
Fuso Chemical Co. Ltd.	100	2,964
Futaba Industrial Co. Ltd.	300	1,738
Future Corp.	100	1,219
Gakken Holdings Co. Ltd.	100	660
Gig Works, Inc.	100	562
Giken Ltd.	100	1,258
Glory Ltd.	200	3,747
GMO Financial Holdings, Inc.	100	490
GMO internet group, Inc.	300	4,812
GNI Group Ltd.(1)	100	2,287
Godo Steel Ltd.	100	3,093
Gree, Inc.	100	384
Greens Co. Ltd.	100	1,311
GS Yuasa Corp.	300	4,416
G-Tekt Corp.	100	1,180
GungHo Online Entertainment, Inc.	100	1,547
Gunma Bank Ltd.	1,300	6,586
H.U. Group Holdings, Inc.	100	1,740
H2O Retailing Corp.	400	4,452
Hachijuni Bank Ltd.	700	3,799
Hagihara Industries, Inc.	100	1,074
Halows Co. Ltd.	100	2,801
Hamakyorex Co. Ltd.	100	2,702
Hanwa Co. Ltd.	100	3,089
Happinet Corp.	100	1,745
Hazama Ando Corp.	600	4,435
Heiwa Corp.	100	1,421
Heiwa Real Estate Co. Ltd.	100	2,729
Heiwado Co. Ltd.	100	1,569
Hiday Hidaka Corp.	100	1,857
Hino Motors Ltd.(1)	1,200	3,888
Hirogin Holdings, Inc.	1,000	6,282
Hitachi Zosen Corp.	600	3,666
Hokkaido Electric Power Co., Inc.	400	1,694
Hokkoku Financial Holdings, Inc.	100	3,066
Hokuetsu Corp.	400	3,820
Hokuetsu Industries Co. Ltd.	100	1,524
Hokuhoku Financial Group, Inc.	400	4,254
Hokuriku Electric Power Co.(1)	400	1,954
Hoosiers Holdings Co. Ltd.	100	716

Horiba Ltd.	100	6,739
Hosiden Corp.	100	1,222
Hosokawa Micron Corp.	100	2,872
House Foods Group, Inc.	300	6,552
HS Holdings Co. Ltd.	100	670
Hyakugo Bank Ltd.	700	2,567
Hyakujushi Bank Ltd.	100	1,758
Ichigo, Inc.	700	1,666
Ichikoh Industries Ltd.	100	366
Ichiyoshi Securities Co. Ltd.	100	495
Idec Corp.	100	1,912
IDOM, Inc.	300	1,870
Iino Kaiun Kaisha Ltd.	300	2,489
I'll, Inc.	100	2,414
IMAGICA GROUP, Inc.	100	424
Inaba Denki Sangyo Co. Ltd.	100	2,216
Inabata & Co. Ltd.	100	2,141
Inageya Co. Ltd.	100	1,013
Infocom Corp.	100	1,657
Infomart Corp.	400	1,190
Information Services International-Dentsu Ltd.	100	3,321
Insource Co. Ltd.	100	644
Intage Holdings, Inc.	100	1,108
Integrated Design & Engineering Holdings Co. Ltd.	100	2,211
I-PEX, Inc.	100	1,234
Iriso Electronics Co. Ltd.	100	2,690
ISB Corp.	100	1,016
Ishihara Sangyo Kaisha Ltd.	100	930
Istyle, Inc.(1)	100	296
Itfor, Inc.	100	786
Itochu Enex Co. Ltd.	200	2,064
Itoham Yonekyu Holdings, Inc.	60	1,603
Itoki Corp.	100	896
IwaiCosmo Holdings, Inc.	100	1,190
Iyogin Holdings, Inc.	1,000	6,474
Izumi Co. Ltd.	100	2,389
J Trust Co. Ltd.	300	966
JAC Recruitment Co. Ltd.	100	1,801
Jaccs Co. Ltd.	100	3,631
JAFCO Group Co. Ltd.	200	2,302
JALCO Holdings, Inc.	100	141
Japan Aviation Electronics Industry Ltd.	100	1,994
Japan Business Systems, Inc.	100	907
Japan Cash Machine Co. Ltd.	100	758
Japan Communications, Inc.(1)	700	1,073
Japan Elevator Service Holdings Co. Ltd.	300	4,767
Japan Investment Adviser Co. Ltd.	100	1,064
Japan Lifeline Co. Ltd.	300	2,365
Japan Material Co. Ltd.	100	1,755
Japan Petroleum Exploration Co. Ltd.	200	7,644
Japan Pulp & Paper Co. Ltd.	100	3,376
Japan Securities Finance Co. Ltd.	300	3,164
Japan Steel Works Ltd.	300	5,195
Japan Wool Textile Co. Ltd.	100	875
JBCC Holdings, Inc.	100	2,149

JCU Corp.	100	2,670
JDC Corp.	100	399
Jeol Ltd.	100	3,968
JINUSHI Co. Ltd.	100	1,558
J-Oil Mills, Inc.	100	1,334
Joshin Denki Co. Ltd.	100	1,562
Joyful Honda Co. Ltd.	100	1,210
JP-Holdings, Inc.	100	264
Juki Corp.	100	341
Juroku Financial Group, Inc.	100	2,591
Justsystems Corp.	100	2,246
JVCKenwood Corp.	700	3,634
Kaga Electronics Co. Ltd.	100	4,486
Kakaku.com, Inc.	200	2,264
Kaken Pharmaceutical Co. Ltd.	100	2,288
Kamakura Shinsho Ltd.	100	394
Kameda Seika Co. Ltd.	100	2,620
Kamei Corp.	100	1,154
Kamigumi Co. Ltd.	300	6,566
Kanaden Corp.	100	997
Kanamoto Co. Ltd.	100	1,745
Kandenko Co. Ltd.	600	5,398
Kaneka Corp.	100	2,513
Kanematsu Corp.	300	4,169
Kanto Denka Kogyo Co. Ltd.	100	562
Kappa Create Co. Ltd.(1)	100	1,117
Katitas Co. Ltd.	100	1,446
Kato Sangyo Co. Ltd.	100	3,165
Keihanshin Building Co. Ltd.	100	959
Keikyu Corp.	200	1,706
Keiyo Bank Ltd.	300	1,425
KFC Holdings Japan Ltd.	100	2,040
KH Neochem Co. Ltd.	100	1,549
Kibun Foods, Inc.	100	778
Kisoji Co. Ltd.	100	1,681
Kissei Pharmaceutical Co. Ltd.	100	2,068
Kitanotatsujin Corp.	100	141
Kitz Corp.	300	2,320
Kiyo Bank Ltd.	200	2,154
Koa Corp.	100	1,096
Kohnan Shoji Co. Ltd.	100	2,497
Kojima Co. Ltd.	100	488
Kokuyo Co. Ltd.	100	1,558
KOMEDA Holdings Co. Ltd.	100	1,869
Komeri Co. Ltd.	100	2,128
Komori Corp.	100	792
Konica Minolta, Inc.(1)	1,800	5,703
Konishi Co. Ltd.	100	1,749
Konoike Transport Co. Ltd.	100	1,333
Koshidaka Holdings Co. Ltd.	100	707
Kotobuki Spirits Co. Ltd.	700	11,094
KPP Group Holdings Co. Ltd.	100	481
K's Holdings Corp.	600	5,101
Kumagai Gumi Co. Ltd.	100	2,298
Kumiai Chemical Industry Co. Ltd.	100	736

Kura Sushi, Inc.	100	2,481
Kusuri no Aoki Holdings Co. Ltd.	200	4,627
KYB Corp.	100	3,220
Kyoei Steel Ltd.	100	1,408
Kyokuto Kaihatsu Kogyo Co. Ltd.	100	1,286
Kyokuto Securities Co. Ltd.	100	699
Kyorin Pharmaceutical Co. Ltd.	100	1,236
Kyoritsu Maintenance Co. Ltd.	100	3,879
Kyosan Electric Manufacturing Co. Ltd.	100	322
Kyudenko Corp.	100	3,155
Kyushu Financial Group, Inc.	1,300	7,341
Leopalace21 Corp.(1)	400	1,278
Life Corp.	100	2,299
Lifedrink Co., Inc.	100	2,627
LIFENET INSURANCE Co.(1)	200	1,464
LIFULL Co. Ltd.	100	132
Link & Motivation, Inc.	100	397
Lintec Corp.	100	1,687
M&A Research Institute Holdings, Inc.(1)	100	2,570
Mabuchi Motor Co. Ltd.	100	3,138
Macnica Holdings, Inc.	300	14,850
Macromill, Inc.	100	536
Maeda Kosen Co. Ltd.	100	2,000
Makino Milling Machine Co. Ltd.	100	3,927
Mandom Corp.	100	862
Mani, Inc.	100	1,483
Marubun Corp.	100	1,020
Maruha Nichiro Corp.	200	3,844
Maruichi Steel Tube Ltd.	300	7,760
MARUKA FURUSATO Corp.	100	1,827
Marusan Securities Co. Ltd.	200	1,148
Maruzen Showa Unyu Co. Ltd.	100	2,528
Marvelous, Inc.	100	471
Matsuda Sangyo Co. Ltd.	100	1,729
Matsui Securities Co. Ltd.	400	2,006
Max Co. Ltd.	100	1,904
Maxell Ltd.	100	1,120
MCJ Co. Ltd.	300	2,178
Medley, Inc.(1)	100	2,981
MedPeer, Inc.	100	519
Megachips Corp.	100	2,857
Megmilk Snow Brand Co. Ltd.	200	2,928
Meidensha Corp.	100	1,657
Meiko Electronics Co. Ltd.	100	2,946
Meisei Industrial Co. Ltd.	100	757
MEITEC Group Holdings, Inc.	300	5,814
Meiwa Corp.	100	445
Menicon Co. Ltd.	100	1,457
Micronics Japan Co. Ltd.	100	2,590
Mimasu Semiconductor Industry Co. Ltd.	100	1,876
MIRAIT ONE Corp.	300	3,742
Mirarth Holdings, Inc.	300	946
Miroku Jyoho Service Co. Ltd.	100	1,175
Mito Securities Co. Ltd.	200	590
Mitsuba Corp.	100	632

Mitsubishi Logisnext Co. Ltd.	100	896
Mitsubishi Logistics Corp.	200	6,004
Mitsubishi Materials Corp.	600	9,871
Mitsubishi Paper Mills Ltd.	100	358
Mitsubishi Pencil Co. Ltd.	100	1,275
Mitsubishi Shokuhin Co. Ltd.	100	3,287
Mitsui DM Sugar Holdings Co. Ltd.	100	2,041
Mitsui E&S Co. Ltd.	100	367
Mitsui Matsushima Holdings Co. Ltd.	100	1,905
Mitsui Mining & Smelting Co. Ltd.	200	6,149
Mitsui-Soko Holdings Co. Ltd.	100	3,269
Miura Co. Ltd.	200	3,879
Mixi, Inc.	100	1,633
Miyazaki Bank Ltd.	100	1,790
Mizuho Leasing Co. Ltd.	100	3,363
Mizuno Corp.	100	2,737
Mochida Pharmaceutical Co. Ltd.	100	2,272
Modec, Inc.(1)	100	1,287
Monex Group, Inc.	400	1,791
Monogatari Corp.	100	2,622
Morinaga & Co. Ltd.	100	3,565
Morinaga Milk Industry Co. Ltd.	200	3,733
Morita Holdings Corp.	100	1,033
Musashi Seimitsu Industry Co. Ltd.	100	1,094
Musashino Bank Ltd.	100	1,935
Nabtesco Corp.	200	3,742
Nagaileben Co. Ltd.	100	1,535
Nagase & Co. Ltd.	300	4,718
Nakayama Steel Works Ltd.	100	571
Namura Shipbuilding Co. Ltd.	200	1,398
Nanto Bank Ltd.	100	1,683
NEC Networks & System Integration Corp.	100	1,457
NET One Systems Co. Ltd.	100	1,388
Net Protections Holdings, Inc.(1)	300	493
Neturen Co. Ltd.	100	678
Nextage Co. Ltd.	100	1,548
NHK Spring Co. Ltd.	700	5,337
Nichias Corp.	300	6,405
Nichicon Corp.	200	1,992
Nichiha Corp.	100	1,881
Nichireki Co. Ltd.	100	1,546
Nihon Chouzai Co. Ltd.	100	870
Nihon Dempa Kogyo Co. Ltd.	100	846
Nihon M&A Center Holdings, Inc.	400	1,851
Nihon Nohyaku Co. Ltd.	100	405
Nihon Parkerizing Co. Ltd.	300	2,345
Nikkiso Co. Ltd.	200	1,363
Nikkon Holdings Co. Ltd.	200	4,348
Nippn Corp.	200	3,071
Nippon Carbon Co. Ltd.	100	3,136
Nippon Ceramic Co. Ltd.	100	1,984
Nippon Coke & Engineering Co. Ltd.(1)	1,300	1,072
Nippon Denko Co. Ltd.	100	205
Nippon Densetsu Kogyo Co. Ltd.	100	1,372
Nippon Electric Glass Co. Ltd.	300	6,333

Nippon Gas Co. Ltd.	400	6,046
Nippon Kayaku Co. Ltd.	400	3,651
Nippon Light Metal Holdings Co. Ltd.	300	3,425
Nippon Paper Industries Co. Ltd.(1)	400	3,617
Nippon Parking Development Co. Ltd.	300	413
Nippon Pillar Packing Co. Ltd.	100	3,113
Nippon Road Co. Ltd.	100	1,283
Nippon Seiki Co. Ltd.	100	852
Nippon Sheet Glass Co. Ltd.(1)	300	1,312
Nippon Shokubai Co. Ltd.	100	3,618
Nippon Signal Company Ltd.	100	648
Nippon Soda Co. Ltd.	100	3,609
Nippon Television Holdings, Inc.	300	2,924
Nippon Thompson Co. Ltd.	100	400
Nippon Yakin Kogyo Co. Ltd.	100	2,831
Nipro Corp.	600	4,540
Nishimatsu Construction Co. Ltd.	100	2,643
Nishimatsuya Chain Co. Ltd.	100	1,456
Nishi-Nippon Financial Holdings, Inc.	500	5,538
Nishi-Nippon Railroad Co. Ltd.	300	4,804
Nishio Holdings Co. Ltd.	100	2,461
Nissan Shatai Co. Ltd.	300	1,819
Nissha Co. Ltd.	100	1,000
Nisshin Oillio Group Ltd.	100	2,835
Nisshinbo Holdings, Inc.	400	2,944
Nissin Corp.	100	1,698
Nisso Holdings Co. Ltd.	100	532
Nissui Corp.	1,200	5,977
Nitta Corp.	100	2,532
Nittetsu Mining Co. Ltd.	100	3,826
Nitto Boseki Co. Ltd.	100	3,038
Noevir Holdings Co. Ltd.	100	3,527
Nojima Corp.	300	2,829
NOK Corp.	300	3,830
Nomura Co. Ltd.	300	1,706
Nomura Micro Science Co. Ltd.	100	7,728
Noritsu Koki Co. Ltd.	100	2,025
Noritz Corp.	100	1,013
North Pacific Bank Ltd.	1,000	2,475
NS Solutions Corp.	100	3,136
NS United Kaiun Kaisha Ltd.	100	3,295
NSD Co. Ltd.	300	5,677
NTN Corp.	1,600	3,008
Oenon Holdings, Inc.	100	253
Ogaki Kyoritsu Bank Ltd.	100	1,284
Ohsho Food Service Corp.	100	5,406
Oiles Corp.	100	1,320
Oisix ra daichi, Inc.(1)	100	940
Oita Bank Ltd.	100	1,787
Okamura Corp.	300	4,335
Okasan Securities Group, Inc.	600	2,898
Oki Electric Industry Co. Ltd.	300	1,940
Okinawa Cellular Telephone Co.	100	2,266
Okinawa Electric Power Co., Inc.	100	732
Okinawa Financial Group, Inc.	100	1,622

Okumura Corp.	100	3,053
Onoken Co. Ltd.	100	1,140
Onward Holdings Co. Ltd.	400	1,355
Open Up Group, Inc.	100	1,459
Optorun Co. Ltd.	100	1,103
Orient Corp.	200	1,461
Oriental Shiraishi Corp.	400	893
Osaka Organic Chemical Industry Ltd.	100	1,806
Osaka Steel Co. Ltd.	100	1,290
OSAKA Titanium Technologies Co. Ltd.	100	1,974
Osaki Electric Co. Ltd.	200	889
OSG Corp.	300	3,742
Outsourcing, Inc.	600	4,886
Pacific Industrial Co. Ltd.	100	947
PAL GROUP Holdings Co. Ltd.	300	4,733
PALTAC Corp.	100	3,221
Paramount Bed Holdings Co. Ltd.	100	1,869
Park24 Co. Ltd.(1)	300	3,656
Penta-Ocean Construction Co. Ltd.	1,200	6,588
PeptiDream, Inc.(1)	400	3,414
Pigeon Corp.	400	4,489
Pilot Corp.	100	3,023
Piolax, Inc.	100	1,533
PKSHA Technology, Inc.(1)	100	2,111
Plus Alpha Consulting Co. Ltd.	100	1,837
Port, Inc.(1)	100	1,444
Premium Group Co. Ltd.	100	1,199
Press Kogyo Co. Ltd.	400	1,680
Prestige International, Inc.	400	1,761
Prima Meat Packers Ltd.	100	1,523
Procrea Holdings, Inc.	100	1,284
Proto Corp.	100	906
PS Mitsubishi Construction Co. Ltd.	100	636
Qol Holdings Co. Ltd.	100	1,154
Raito Kogyo Co. Ltd.	100	1,338
Raiznext Corp.	100	939
Raysum Co. Ltd.	100	2,121
Relo Group, Inc.	300	3,147
Remixpoint, Inc.	200	304
Rengo Co. Ltd.	600	3,795
RENOVA, Inc.(1)	100	713
Resorttrust, Inc.	100	1,521
Restar Holdings Corp.	100	1,814
Retail Partners Co. Ltd.	100	1,202
Ricoh Leasing Co. Ltd.	100	3,138
Riken Technos Corp.	100	587
Riken Vitamin Co. Ltd.	100	1,524
Ringer Hut Co. Ltd.	100	1,561
Riso Kagaku Corp.	100	1,865
Riso Kyoiku Co. Ltd.	100	162
Round One Corp.	600	2,399
Royal Holdings Co. Ltd.	100	1,807
Ryobi Ltd.	100	1,978
Ryosan Co. Ltd.	100	3,344
S Foods, Inc.	100	2,166

Sac's Bar Holdings, Inc.	100	604
Sagami Holdings Corp.	100	932
Saizeriya Co. Ltd.	100	3,875
Sakai Moving Service Co. Ltd.	300	5,290
Sakata INX Corp.	100	886
Sakura Internet, Inc.	100	1,210
Sala Corp.	200	962
San ju San Financial Group, Inc.	100	1,264
San-A Co. Ltd.	100	3,104
San-Ai Obbli Co. Ltd.	200	2,184
Sangetsu Corp.	100	1,939
San-In Godo Bank Ltd.	600	3,891
Sanix, Inc.(1)	100	260
Sanken Electric Co. Ltd.	100	5,111
Sanki Engineering Co. Ltd.	100	1,182
Sankyo Tateyama, Inc.	100	554
Sankyu, Inc.	100	3,411
Sanoh Industrial Co. Ltd.	100	591
Sansan, Inc.(1)	100	1,039
Sanyo Special Steel Co. Ltd.	100	1,772
Sapporo Holdings Ltd.	300	11,716
Sato Holdings Corp.	100	1,378
Sawai Group Holdings Co. Ltd.	100	3,335
SBI Sumishin Net Bank Ltd.	200	2,246
SBS Holdings, Inc.	100	1,693
Scroll Corp.	100	625
Seikagaku Corp.	100	536
Seikitokyu Kogyo Co. Ltd.	100	1,126
Seiko Group Corp.	100	1,702
Seiren Co. Ltd.	100	1,570
Sekisui Jushi Corp.	100	1,697
Senko Group Holdings Co. Ltd.	400	2,857
Senshu Ikeda Holdings, Inc.	1,000	2,318
Septeni Holdings Co. Ltd.(1)	200	609
Seria Co. Ltd.	100	1,610
Seven Bank Ltd.	1,200	2,436
Shibaura Machine Co. Ltd.	100	2,583
Shibuya Corp.	100	1,716
Shidax Corp.(1)	100	544
Shiga Bank Ltd.	100	2,534
Shikoku Bank Ltd.	100	677
Shikoku Electric Power Co., Inc.	700	4,843
Shikoku Kasei Holdings Corp.	100	1,180
Shima Seiki Manufacturing Ltd.	100	1,039
Shin Nippon Biomedical Laboratories Ltd.	100	1,112
Shinko Shoji Co. Ltd.	100	816
Shinmaywa Industries Ltd.	100	802
Shinnihon Corp.	100	753
Ship Healthcare Holdings, Inc.	300	4,239
Shizuoka Gas Co. Ltd.	100	690
SHO-BOND Holdings Co. Ltd.	100	4,074
Shoei Co. Ltd.	100	1,341
Showa Sangyo Co. Ltd.	100	2,067
SIGMAXYZ Holdings, Inc.	100	897
Siix Corp.	100	1,028

Simplex Holdings, Inc.(1)	100	1,769
Sinfonia Technology Co. Ltd.	100	1,398
Sinko Industries Ltd.	100	1,675
Sintokogio Ltd.	100	737
SK-Electronics Co. Ltd.	100	2,469
SKY Perfect JSAT Holdings, Inc.	600	2,751
SMS Co. Ltd.	100	1,900
Sodick Co. Ltd.	100	509
Softcreate Holdings Corp.	100	1,145
Solasto Corp.	100	398
Sotetsu Holdings, Inc.	300	5,437
Sourcenext Corp.(1)	200	253
Sparx Group Co. Ltd.	100	1,007
S-Pool, Inc.	100	268
SRS Holdings Co. Ltd.(1)	100	700
Star Micronics Co. Ltd.	100	1,271
Starts Corp., Inc.	100	1,886
Sumida Corp.	100	801
Sumiseki Holdings, Inc.	200	1,043
Sumitomo Bakelite Co. Ltd.	100	4,782
Sumitomo Mitsui Construction Co. Ltd.	300	806
Sumitomo Osaka Cement Co. Ltd.	100	2,440
Sumitomo Riko Co. Ltd.	100	699
Sumitomo Warehouse Co. Ltd.	100	1,648
Sun Corp.	100	1,487
Sun Frontier Fudousan Co. Ltd.	100	1,055
Suruga Bank Ltd.	700	3,560
Suzuken Co. Ltd.	300	10,227
SWCC Corp.	100	1,815
System Research Co. Ltd.	100	2,428
System Support, Inc.	100	1,274
Systena Corp.	600	1,201
Syuppin Co. Ltd.	100	837
T Hasegawa Co. Ltd.	100	2,179
Tachibana Eletech Co. Ltd.	100	1,966
Tachi-S Co. Ltd.	100	1,192
Tadano Ltd.	400	3,137
Taiheiyo Cement Corp.	500	9,398
Taikisha Ltd.	100	2,862
Taiyo Holdings Co. Ltd.	100	2,023
Takara & Co. Ltd.	100	1,662
Takara Bio, Inc.	100	827
Takara Holdings, Inc.	600	4,938
Takara Standard Co. Ltd.	100	1,201
Takasago Thermal Engineering Co. Ltd.	100	2,029
Takashimaya Co. Ltd.	500	6,737
Takeuchi Manufacturing Co. Ltd.	100	2,937
Takuma Co. Ltd.	300	3,313
Tamron Co. Ltd.	100	2,983
Tamura Corp.	200	770
TDC Soft, Inc.	100	1,419
TechMatrix Corp.	100	1,170
Teijin Ltd.	700	6,368
Tenma Corp.	100	1,580
TKC Corp.	100	2,391

Toa Corp.	100	2,418
Toagosei Co. Ltd.	300	2,761
Tobishima Corp.	100	878
Tocalo Co. Ltd.	200	1,945
Tochigi Bank Ltd.	400	862
Toda Corp.	900	5,142
Toho Bank Ltd.	600	1,181
Toho Co. Ltd.	100	2,089
Toho Gas Co. Ltd.	300	5,349
Toho Holdings Co. Ltd.	100	2,182
Toho Titanium Co. Ltd.	100	1,243
Tokai Carbon Co. Ltd.	700	5,186
Tokai Corp.	100	1,295
TOKAI Holdings Corp.	400	2,542
Tokai Rika Co. Ltd.	300	5,034
Tokai Tokyo Financial Holdings, Inc.	700	2,619
Tokuyama Corp.	300	4,877
Tokyo Base Co. Ltd.	100	183
Tokyo Kiraboshi Financial Group, Inc.	100	2,917
Tokyo Seimitsu Co. Ltd.	100	5,788
Tokyo Steel Manufacturing Co. Ltd.	300	3,645
Tokyotokeiba Co. Ltd.	100	2,980
Tokyu Construction Co. Ltd.	300	1,599
Toli Corp.	100	229
TOMONY Holdings, Inc.	600	1,992
Tomy Co. Ltd.	400	5,626
Topcon Corp.	400	4,114
Topre Corp.	100	1,358
Topy Industries Ltd.	100	1,869
Toridoll Holdings Corp.	100	2,806
Torishima Pump Manufacturing Co. Ltd.	100	1,489
Toshiba TEC Corp.	100	1,967
Totetsu Kogyo Co. Ltd.	100	1,965
Tow Co. Ltd.	100	219
Towa Bank Ltd.	100	421
Towa Corp.	100	4,780
Toyo Construction Co. Ltd.	200	1,798
Toyo Engineering Corp.(1)	100	478
Toyo Ink SC Holdings Co. Ltd.	100	1,803
Toyo Securities Co. Ltd.	100	202
Toyo Tire Corp.	400	6,654
Toyobo Co. Ltd.	300	2,133
TPR Co. Ltd.	100	1,170
Traders Holdings Co. Ltd.	100	372
Transcosmos, Inc.	100	2,096
TRE Holdings Corp.	200	1,519
Treasure Factory Co. Ltd.	100	853
Tri Chemical Laboratories, Inc.	100	2,372
Trusco Nakayama Corp.	200	3,215
TS Tech Co. Ltd.	300	3,708
TSI Holdings Co. Ltd.	100	525
Tsubakimoto Chain Co.	100	2,555
Tsuburaya Fields Holdings, Inc.	100	762
Tsugami Corp.	100	834
Tsukishima Holdings Co. Ltd.	100	898

Tsukuba Bank Ltd.	100	181
Tsumura & Co.	100	1,891
TV Asahi Holdings Corp.	100	1,133
UACJ Corp.	200	4,693
UBE Corp.	300	4,712
Ulvac, Inc.	100	4,395
Unipres Corp.	100	671
United Arrows Ltd.	100	1,324
United Super Markets Holdings, Inc.	100	683
Usen-Next Holdings Co. Ltd.	100	2,556
Ushio, Inc.	300	3,860
UT Group Co. Ltd.(1)	100	1,497
Valor Holdings Co. Ltd.	200	3,201
Valqua Ltd.	100	2,643
Vector, Inc.	100	739
Vision, Inc.(1)	100	787
Visional, Inc.(1)	100	5,375
Vital KSK Holdings, Inc.	100	724
VT Holdings Co. Ltd.	100	354
Wacoal Holdings Corp.	100	2,204
Wacom Co. Ltd.	300	1,396
Wakita & Co. Ltd.	100	1,005
WingArc1st, Inc.	100	2,219
World Co. Ltd.	100	1,101
Xebio Holdings Co. Ltd.	100	638
Yahagi Construction Co. Ltd.	100	869
YAKUODO Holdings Co. Ltd.	100	1,829
YAMABIKO Corp.	100	1,007
Yamae Group Holdings Co. Ltd.	100	2,343
Yamagata Bank Ltd.	100	717
Yamaguchi Financial Group, Inc.	700	6,165
Yamaichi Electronics Co. Ltd.	100	1,280
Yamanashi Chuo Bank Ltd.	100	1,216
Yamashin-Filter Corp.	100	233
Yamazen Corp.	100	812
Yaoko Co. Ltd.	100	5,450
Yellow Hat Ltd.	100	1,202
Yodogawa Steel Works Ltd.	100	2,648
Yokogawa Bridge Holdings Corp.	100	1,843
Yokorei Co. Ltd.	200	1,500
Yondenko Corp.	100	1,967
Yondoshi Holdings, Inc.	100	1,321
Yoshinoya Holdings Co. Ltd.	300	6,626
Yuasa Trading Co. Ltd.	100	2,998
Yukiguni Maitake Co. Ltd.	100	642
Yurtec Corp.	100	679
Zenkoku Hosho Co. Ltd.	100	3,375
Zenrin Co. Ltd.	100	604
Zeon Corp.	400	3,720
ZERIA Pharmaceutical Co. Ltd.	100	1,371
ZIGExN Co. Ltd.	300	1,091
Zojirushi Corp.	100	1,052
Zuken, Inc.	100	2,868
		1,677,221
Netherlands — 1.8%
Aalberts NV	304	12,035

Allfunds Group PLC	975	6,169
AMG Critical Materials NV	114	2,713
Arcadis NV	210	10,547
Avantium NV(1)	57	260
Basic-Fit NV(1)	160	4,567
Brunel International NV	69	798
Constellium SE(1)	432	7,517
Corbion NV	114	2,156
Ebusco Holding NV(1)	15	103
Fugro NV(1)	366	6,746
InPost SA(1)	691	8,156
Just Eat Takeaway.com NV(1)	352	5,510
Koninklijke BAM Groep NV	820	2,243
Koninklijke Heijmans NV, CVA	70	953
Koninklijke Vopak NV	244	8,380
OCI NV	151	3,253
Pharvaris NV(1)	54	929
ProQR Therapeutics NV(1)	87	135
SBM Offshore NV	421	5,611
SIF Holding NV(1)	36	364
Signify NV	307	8,933
Sligro Food Group NV	66	1,123
TKH Group NV, CVA	124	4,940
Van Lanschot Kempen NV	94	2,962
		107,103
New Zealand — 0.7%
Air New Zealand Ltd.	23,713	9,776
Genesis Energy Ltd.	7,318	10,683
KMD Brands Ltd.	8,658	4,106
Summerset Group Holdings Ltd.	3,196	18,352
		42,917
Norway — 2.1%
2020 Bulkers Ltd.(1)	103	1,136
Aker Horizons ASA(1)	712	271
Aker Solutions ASA	1,351	5,102
Atea ASA(1)	532	5,992
Austevoll Seafood ASA	355	2,447
Belships ASA	514	894
Bluenord ASA(1)	139	6,339
Borr Drilling Ltd.(1)	1,264	7,950
Borregaard ASA	264	4,213
BW Energy Ltd.(1)	9	21
BW LPG Ltd.	553	8,057
BW Offshore Ltd.	543	1,131
Cadeler AS(1)	309	989
DNO ASA	1,825	1,768
Elmera Group ASA	667	1,459
Europris ASA	963	6,378
FLEX LNG Ltd.	81	2,338
Gram Car Carriers ASA(1)	64	1,188
Grieg Seafood ASA	214	1,307
Hoegh Autoliners ASA	280	2,259
Kitron ASA	1,189	3,591
Klaveness Combination Carriers ASA	42	296
MPC Container Ships ASA	2,232	2,865

Noram Drilling AS(1)	67	254
Norske Skog ASA	210	782
Norwegian Air Shuttle ASA(1)	4,215	3,881
Odfjell Drilling Ltd.	558	1,784
OKEA ASA	303	1,023
Panoro Energy ASA	339	888
PGS ASA(1)	2,899	2,423
Protector Forsikring ASA	331	5,904
Scatec ASA	493	3,274
Siem Offshore, Inc.(1)	331	746
Solstad Offshore ASA(1)	136	357
SpareBank 1 Nord Norge	555	4,924
SpareBank 1 SMN	844	10,078
Stolt-Nielsen Ltd.	135	3,911
TGS ASA	714	9,068
Veidekke ASA	649	6,242
		123,530
Portugal — 0.3%
Altri SGPS SA	385	2,007
Corticeira Amorim SGPS SA	207	2,042
CTT-Correios de Portugal SA	473	1,839
Mota-Engil SGPS SA	595	2,402
NOS SGPS SA	865	3,204
REN - Redes Energeticas Nacionais SGPS SA	2,047	5,433
Semapa-Sociedade de Investimento e Gestao	82	1,211
		18,138
Singapore — 1.9%
Best World International Ltd.(1)	1,000	1,256
Capitaland India Trust	12,700	9,782
ComfortDelGro Corp. Ltd.	29,100	28,095
Dyna-Mac Holdings Ltd.	6,600	1,255
First Resources Ltd.	7,800	8,110
Food Empire Holdings Ltd.	2,800	2,283
Geo Energy Resources Ltd.	5,500	1,151
Hutchison Port Holdings Trust, U Shares	62,700	9,591
iFAST Corp. Ltd.	1,500	9,433
ISDN Holdings Ltd.	1,900	476
LHN Ltd.	2,800	681
Nanofilm Technologies International Ltd.	1,600	1,060
Raffles Medical Group Ltd.	10,500	8,016
Rex International Holding Ltd.	4,900	616
RH PetroGas Ltd.(1)	3,100	436
Riverstone Holdings Ltd.	6,600	3,057
Sheng Siong Group Ltd.	8,500	9,916
StarHub Ltd.	4,200	3,361
UMS Holdings Ltd.	4,300	4,053
Yangzijiang Financial Holding Ltd.	27,300	6,536
Yanlord Land Group Ltd.(1)	4,200	1,697
		110,861
Spain — 1.9%
Acerinox SA	669	7,346
Almirall SA	210	1,944
Applus Services SA	555	5,995
Atresmedia Corp. de Medios de Comunicacion SA	343	1,422
Bankinter SA	2,392	16,830

Cia de Distribucion Integral Logista Holdings SA	207	5,365
CIE Automotive SA	145	4,096
Construcciones y Auxiliar de Ferrocarriles SA	63	2,215
Ebro Foods SA	237	3,930
eDreams ODIGEO SA(1)	195	1,441
Enagas SA	981	17,954
Ence Energia y Celulosa SA	577	1,848
Ercros SA	315	844
Faes Farma SA	1,075	3,652
Fluidra SA	142	2,939
Gestamp Automocion SA	645	2,474
Global Dominion Access SA	324	1,184
Indra Sistemas SA	222	3,430
Laboratorios Farmaceuticos Rovi SA	76	4,654
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	957	906
Melia Hotels International SA(1)	399	2,445
Neinor Homes SA(1)	45	508
Obrascon Huarte Lain SA(1)	786	402
Prosegur Cash SA	760	432
Prosegur Compania de Seguridad SA	439	864
Sacyr SA	1,743	5,855
Solaria Energia y Medio Ambiente SA(1)	156	2,924
Soltec Power Holdings SA(1)	82	271
Tecnicas Reunidas SA(1)	168	1,630
Tubacex SA	364	1,339
Tubos Reunidos SA(1)	186	132
Unicaja Banco SA	2,851	3,171
		110,442
Sweden — 5.1%
AcadeMedia AB	523	2,631
AddLife AB, B Shares	360	3,308
ADDvise Group AB, Class B(1)	631	568
AFRY AB	571	6,941
Alleima AB	1,270	9,178
Ambea AB	409	1,725
Arjo AB, B Shares	1,351	4,840
Attendo AB(1)	724	2,392
Beijer Alma AB	163	2,839
Bergman & Beving AB	183	3,020
BHG Group AB(1)	664	749
BICO Group AB(1)	72	348
Bilia AB, A Shares	409	4,435
Billerud Aktiebolag	1,200	11,711
BioGaia AB, B Shares	615	6,210
Bonava AB, B Shares(1)	316	405
Boozt AB(1)	361	4,050
Bravida Holding AB	1,299	8,156
Bufab AB	100	3,018
Bulten AB	118	713
Bure Equity AB	369	9,000
Byggmax Group AB(1)	220	644
Camurus AB(1)	103	4,529
Catena AB	207	7,724
Catena Media PLC(1)	310	353
Cibus Nordic Real Estate AB publ	238	2,877

Cint Group AB(1)	1,244	1,079
Clas Ohlson AB, B Shares	262	3,198
Cloetta AB, B Shares	1,231	2,135
Coor Service Management Holding AB	559	2,090
Corem Property Group AB, B Shares	1,771	1,489
Dios Fastigheter AB	597	4,029
Enad Global 7 AB(1)	343	583
G5 Entertainment AB	37	532
Granges AB	747	8,206
Hanza AB	166	1,302
Hemnet Group AB	526	11,938
HMS Networks AB	204	8,576
Humana AB(1)	61	158
Humble Group AB(1)	1,585	1,447
Instalco AB	1,420	4,475
INVISIO AB	288	4,914
Inwido AB	324	4,016
JM AB	352	4,915
Loomis AB	474	12,606
MEKO AB	121	1,203
MIPS AB	102	2,950
Modern Times Group MTG AB, B Shares(1)	489	3,946
Mycronic AB	538	12,222
NCC AB, B Shares	465	5,198
Net Insight AB, B Shares(1)	1,159	497
New Wave Group AB, B Shares	489	4,013
Nobia AB(1)	579	493
Nolato AB, B Shares	1,146	5,666
Nordic Waterproofing Holding AB	55	862
Note AB(1)	76	1,144
NP3 Fastigheter AB	130	2,331
Nyfosa AB	660	4,383
Orron Energy AB(1)	784	553
OX2 AB(1)	373	1,750
Pandox AB	600	7,299
Peab AB, Class B	793	3,734
Prevas AB, B Shares	15	157
Proact IT Group AB	75	627
Ratos AB, B Shares	499	1,522
RaySearch Laboratories AB(1)	120	1,093
Resurs Holding AB	771	1,792
Rvrc Holding AB	160	780
Samhallsbyggnadsbolaget i Norden AB	3,355	1,194
Samhallsbyggnadsbolaget i Norden AB, D Shares	649	243
Scandic Hotels Group AB(1)	903	3,726
Sedana Medical AB(1)	412	791
Sinch AB(1)	2,649	7,538
SkiStar AB	276	2,956
Starbreeze AB(1)	3,991	206
Stillfront Group AB(1)	1,726	1,919
Storytel AB(1)	100	361
SwedenCare AB	448	2,528
Teqnion AB(1)	48	993
Tethys Oil AB	183	771
Tobii AB(1)	607	417

Tobii Dynavox AB(1)	714	2,633
Troax Group AB	244	4,737
Truecaller AB, B Shares(1)	1,225	3,763
Viaplay Group AB, B Shares(1)	109	246
Vitec Software Group AB, B Shares	208	10,908
Wihlborgs Fastigheter AB	865	7,023
		297,220
Switzerland — 4.2%
Accelleron Industries AG	336	9,675
Allreal Holding AG	63	10,350
ALSO Holding AG	28	7,853
ams-OSRAM AG(1)	631	1,231
Arbonia AG	145	1,411
Aryzta AG(1)	4,846	8,912
Ascom Holding AG	174	2,069
Autoneum Holding AG(1)	16	2,166
Basilea Pharmaceutica AG(1)	21	833
Bell Food Group AG	6	1,874
Bossard Holding AG, Class A	18	4,108
Bucher Industries AG	12	4,734
Burckhardt Compression Holding AG	12	6,719
Bystronic AG	4	2,306
Cembra Money Bank AG	127	9,546
COSMO Pharmaceuticals NV	22	1,079
Daetwyler Holding AG, Bearer Shares	31	7,029
DKSH Holding AG	52	3,437
dormakaba Holding AG	13	7,012
EFG International AG	463	5,591
Forbo Holding AG	4	4,535
Gurit Holding AG, Bearer Shares(1)	9	753
Huber & Suhner AG	49	3,642
Implenia AG	58	1,897
Inficon Holding AG	4	5,392
Interroll Holding AG	3	8,593
Intershop Holding AG	1	699
Kardex Holding AG	30	7,190
Komax Holding AG	10	2,212
Lastminute.com NV(1)	12	327
LEM Holding SA	3	6,426
Leonteq AG	31	1,391
Medacta Group SA	36	4,846
Medmix AG	126	2,695
Meier Tobler Group AG	22	911
Mobilezone Holding AG	174	2,612
Mobimo Holding AG	30	8,889
Montana Aerospace AG(1)	78	1,396
OC Oerlikon Corp. AG	478	1,995
Orior AG	28	2,324
PolyPeptide Group AG(1)	31	658
Rieter Holding AG	9	932
Schweiter Technologies AG	3	1,733
Siegfried Holding AG(1)	16	14,427
Softwareone Holding AG(1)	558	11,330
St. Galler Kantonalbank AG	13	7,176
Stadler Rail AG	259	9,588

Swissquote Group Holding SA	51	11,629
u-blox Holding AG(1)	24	2,522
Valiant Holding AG	66	7,123
Vontobel Holding AG	102	5,911
Zehnder Group AG	39	2,163
		241,852
United Kingdom — 13.4%
4imprint Group PLC	127	6,869
AFC Energy PLC(1)	1,003	184
AG Barr PLC	384	2,318
AJ Bell PLC	1,279	4,128
Alliance Pharma PLC	1,482	725
Alpha Financial Markets Consulting PLC	219	997
Alpha Group International PLC	165	3,562
Ashmore Group PLC	1,278	2,862
Ashtead Technology Holdings PLC	334	2,516
ASOS PLC(1)	159	771
Aston Martin Lagonda Global Holdings PLC(1)	1,747	5,013
Babcock International Group PLC	1,014	5,072
Balfour Beatty PLC	2,262	9,316
Bank of Georgia Group PLC	168	7,325
Beazley PLC	369	2,506
Bellway PLC	505	14,805
Bloomsbury Publishing PLC	166	872
Bodycote PLC	777	5,634
boohoo Group PLC(1)	3,061	1,237
Breedon Group PLC	1,239	5,425
Britvic PLC	1,203	12,657
Burford Capital Ltd.	931	12,620
Bytes Technology Group PLC	1,114	7,632
Capricorn Energy PLC	282	531
Card Factory PLC(1)	1,287	1,618
Centamin PLC	4,213	5,137
Central Asia Metals PLC	463	963
Ceres Power Holdings PLC(1)	315	750
Cerillion PLC	84	1,396
Chemring Group PLC	1,216	4,848
Clarkson PLC	121	4,466
Close Brothers Group PLC	648	6,307
CMC Markets PLC	231	263
Coats Group PLC	6,558	5,484
Computacenter PLC	373	12,739
Crest Nicholson Holdings PLC	853	2,002
CVS Group PLC	288	5,428
De La Rue PLC(1)	421	358
Deliveroo PLC(1)	4,470	8,053
Direct Line Insurance Group PLC(1)	5,323	12,683
Dowlais Group PLC	5,733	7,429
Drax Group PLC	1,686	9,302
Dunelm Group PLC	504	6,655
easyJet PLC(1)	1,275	7,333
Ecora Resources PLC	639	720
Elementis PLC(1)	1,914	2,869
Energean PLC	550	7,016
EnQuest PLC(1)	3,745	647

Essentra PLC	1,221	2,347
Ferrexpo PLC(1)	654	603
Firstgroup PLC	3,580	7,239
Forterra PLC	763	1,476
Frontier Developments PLC(1)	54	102
Gamma Communications PLC	381	5,092
Genus PLC	23	577
Golar LNG Ltd.	427	9,193
Grafton Group PLC	774	7,929
Grainger PLC	2,845	9,135
Greencore Group PLC(1)	1,896	2,370
Greggs PLC	426	13,226
Gulf Keystone Petroleum Ltd.	532	863
Halfords Group PLC	456	1,084
Harbour Energy PLC	1,531	4,453
Hays PLC	5,838	7,718
Helios Towers PLC(1)	2,047	1,851
Hill & Smith PLC	373	8,514
Hochschild Mining PLC(1)	1,396	1,850
Hunting PLC	313	1,031
Ibstock PLC	1,638	2,710
IG Group Holdings PLC	1,686	14,581
Impax Asset Management Group PLC	258	1,495
Inchcape PLC	1,437	11,515
Indivior PLC(1)	531	8,645
IntegraFin Holdings PLC	796	2,548
International Distributions Services PLC(1)	2,878	8,825
IP Group PLC	4,173	2,661
IQE PLC(1)	1,858	471
ITM Power PLC(1)	1,714	1,107
ITV PLC	9,622	7,318
IWG PLC(1)	1,897	3,417
J D Wetherspoon PLC(1)	462	3,996
JET2 PLC	723	10,957
John Wood Group PLC(1)	2,712	4,794
Johnson Matthey PLC	631	12,367
Johnson Service Group PLC	1,722	2,862
JTC PLC	202	1,890
Judges Scientific PLC	27	3,041
Jupiter Fund Management PLC	1,168	1,219
Just Group PLC	4,194	4,271
Kainos Group PLC	291	3,566
Keller Group PLC	292	3,008
Keywords Studios PLC	168	2,899
Kier Group PLC(1)	1,768	2,431
Lancashire Holdings Ltd.	999	7,884
Learning Technologies Group PLC	1,212	1,107
Liontrust Asset Management PLC	141	957
Luxfer Holdings PLC	106	875
Man Group PLC	5,086	13,472
Marshalls PLC	558	1,769
Marston's PLC(1)	1,543	581
Mears Group PLC	552	1,921
Mitchells & Butlers PLC(1)	1,342	3,762
Mitie Group PLC	6,175	7,630

MJ Gleeson PLC	199	1,111
Molten Ventures PLC(1)	334	1,102
Moneysupermarket.com Group PLC	2,424	8,355
Morgan Advanced Materials PLC	1,147	3,710
Morgan Sindall Group PLC	187	4,822
Mortgage Advice Bureau Holdings Ltd.	202	1,797
NCC Group PLC	628	963
Next 15 Group PLC	202	1,892
Ninety One PLC	742	1,617
On the Beach Group PLC(1)	324	453
OSB Group PLC	1,723	8,210
Oxford Biomedica PLC(1)	268	565
Oxford Nanopore Technologies PLC(1)	2,089	5,115
Pagegroup PLC	1,380	7,833
Pan African Resources PLC	4,114	865
Pantheon Resources PLC(1)	2,029	511
Paragon Banking Group PLC	945	5,777
PayPoint PLC	294	1,749
Pendragon PLC(1)	4,413	1,774
Pennon Group PLC	781	6,970
Persimmon PLC	607	9,617
Pets at Home Group PLC	2,178	8,796
Plus500 Ltd.	282	5,128
Polar Capital Holdings PLC	367	2,062
Premier Foods PLC	3,132	5,073
PZ Cussons PLC	399	737
QinetiQ Group PLC	2,283	8,556
Quilter PLC	4,354	5,127
Rathbones Group PLC	244	4,918
Reach PLC	930	840
Redde Northgate PLC	820	3,713
Redrow PLC	1,033	7,044
Renewi PLC(1)	226	1,672
Restaurant Group PLC(1)	3,147	2,577
Restore PLC	495	1,393
RHI Magnesita NV	123	4,343
RWS Holdings PLC	654	2,007
S4 Capital PLC(1)	787	455
Saga PLC(1)	243	338
Savills PLC	546	5,476
Serco Group PLC	4,384	8,657
Serica Energy PLC	1,059	3,072
Severfield PLC	1,351	1,021
Shanta Gold Ltd.	3,787	579
SIG PLC(1)	2,887	1,039
Sirius Real Estate Ltd.	4,792	5,331
Smart Metering Systems PLC	393	3,219
Softcat PLC	609	9,779
SolGold PLC(1)	6,202	661
Spectris PLC	74	3,147
Spire Healthcare Group PLC	1,150	3,234
Spirent Communications PLC	1,671	2,414
SSP Group PLC(1)	3,271	8,591
SThree PLC	529	2,701
Strix Group PLC	891	805

TBC Bank Group PLC	189	6,638
Team Internet Group PLC	447	684
Telecom Plus PLC	234	4,523
THG PLC(1)	4,428	4,267
TI Fluid Systems PLC	1,453	2,511
TP ICAP Group PLC	3,348	7,839
Travis Perkins PLC	705	6,783
Treatt PLC	246	1,420
Tremor International Ltd.(1)	373	679
Tyman PLC	433	1,436
Vanquis Banking Group PLC	889	1,252
Vertu Motors PLC	1,525	1,645
Vesuvius PLC	925	5,013
Victrex PLC	247	4,572
Virgin Money UK PLC	3,784	6,951
Vistry Group PLC	1,414	13,336
Volex PLC	619	2,369
Watches of Switzerland Group PLC(1)	576	4,777
Watkin Jones PLC	580	344
WH Smith PLC	520	8,343
Wickes Group PLC	832	1,355
Wincanton PLC	189	695
XP Power Ltd.	70	1,062
Yellow Cake PLC(1)	808	5,792
YouGov PLC	438	5,765
		778,612
TOTAL COMMON STOCKS (Cost $5,971,977)		5,793,115
RIGHTS†
Australia†
Aeris Resources Ltd.(1)	261	2
Appen Ltd.(1)	112	5
Delta Lithium Ltd.(1)	464	5
Neometals Ltd.(1)	47	—
		12
Switzerland†
ams-OSRAM AG(1)	421	702
TOTAL RIGHTS (Cost $1,473)		714
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $5,973,450)		5,793,829
OTHER ASSETS AND LIABILITIES — 0.3%		18,147
TOTAL NET ASSETS — 100.0%		$5,811,976

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.5%
Financials	13.5%
Materials	12.8%
Consumer Discretionary	12.6%
Information Technology	10.1%
Energy	6.5%
Consumer Staples	5.5%
Health Care	5.3%
Communication Services	4.0%
Real Estate	3.9%
Utilities	3.0%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$54,300	$5,738,815	—
Rights	—	714	—
	$54,300	$5,739,529	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.